Cover	Oct. 16, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	1-7102
Entity Registrant Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
Entity Central Index Key	0000070502
Entity Tax Identification Number	52-0891669
Entity Incorporation, State or Country Code	DC
Entity Address, Address Line One	20701 Cooperative Way
Entity Address, City or Town	Dulles
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20166-6691
City Area Code	703
Local Phone Number	467-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Collateral Trust Bonds 5. 75 Percentdue 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.35% Collateral Trust Bonds, due 2026
Trading Symbol	NRUC 26
Security Exchange Name	NYSE
Subordinated Notes 5. 50 Percentdue 2064 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Subordinated Notes, due 2064
Trading Symbol	NRUC
Security Exchange Name	NYSE